Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income
Government grants	$ 7,379	$ 11,534	$ 16,947
Others	2,326	5,971	3,429
Total	$ 9,705	$ 17,505	$ 20,376